Details of Intangible Assets Other Than Goodwill (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,943.8	$ 1,925.8
Accumulated Amortization and Foreign Exchange	521.6	347.1
Net Carrying Amount	1,422.2	1,578.7
Customer Base [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,148.1	1,149.0
Accumulated Amortization and Foreign Exchange	335.4	223.2
Net Carrying Amount	812.7	925.8
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	554.0	552.9
Accumulated Amortization and Foreign Exchange	83.7	55.8
Net Carrying Amount	470.3	497.1
Patents and Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	241.4	223.9
Accumulated Amortization and Foreign Exchange	102.4	68.1
Net Carrying Amount	139.0	155.8
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0.3
Accumulated Amortization and Foreign Exchange	0.1
Net Carrying Amount	$ 0.2